       As filed with the Securities and Exchange Commission on November 16, 2009

                                                      Registration No. 333-70850
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 20

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 105


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485



[ ]  on ___________, 2009 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _______ pursuant to paragraph (a)(1) of Rule 485 -

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                         (Venture III Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 333-70850, filed on April 30, 2009)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      Supplement dated November 16, 2009 to PROSPECTUSES dated May 1, 2009

This Supplement is intended to supplement prospectuses dated May 1, 2009 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued before May 1, 2009 and VENTURE STRATEGY VARIABLE ANNUITY, all issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                     Changes to Variable Investment Options

PURPOSE OF THIS SUPPLEMENT

This Supplement describes several changes to the Variable Investment Options that now are available as Investment Options to your Contract. We are adding International Small Company Trust and Smaller Company Growth Trust as Variable Investment Options and merging four Portfolios into other Portfolios.

ADDITION OF INTERNATIONAL SMALL COMPANY TRUST AND SMALLER COMPANY GROWTH TRUST AS VARIABLE INVESTMENT OPTIONS

We revise the information in the list of Variable Investment Options on the first page of the annuity prospectus to include the International Small Company Trust and the Smaller Company Growth Trust among the Portfolios of the John Hancock Trust.

We revise disclosure in "III. Fee Tables" to include information on the International Small Company Trust and the Smaller Company Growth Trust as follows:

                                                                             ACQUIRED
                                                  DISTRIBUTION              PORTFOLIO   TOTAL ANNUAL      CONTRACTUAL        NET
                                                   AND SERVICE     OTHER     FEES AND     OPERATING         EXPENSE       OPERATING
PORTFOLIO/SERIES                 MANAGEMENT FEE   (12b-1) FEES   EXPENSES    EXPENSES   EXPENSES (1)   REIMBURSEMENT(2)    EXPENSES
------------------------------   --------------   ------------   --------   ---------   ------------   ----------------   ---------
INTERNATIONAL SMALL COMPANY(3)
Series I(4)                           0.96%           0.05%        0.15%      0.00%         1.16%            0.00%          1.16%
Series II(4)                          0.96%           0.25%        0.15%      0.00%         1.36%            0.00%          1.36%
SMALLER COMPANY GROWTH(4, 5)
Series I(4)                           1.08%           0.05%        0.06%      0.00%         1.19%            0.00%          1.19%
Series II                             1.08%           0.25%        0.06%      0.00%         1.39%            0.00%          1.39%

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.

(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

(3) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

(4) For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.

(5) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Smaller Company Growth Trust so it does not exceed 0.45% of the Portfolio's average net assets. This advisory fee waiver will remain in place until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the Portfolio for Series I would be 1.08% and for Series II would be 1.28%. For more information, please see the prospectus for the Portfolio.

We revise disclosure in "V. General Information about Us, the Separate Account[s] and the Portfolios - The Portfolios" to include information on the International Small Company Trust and the Smaller Company Growth Trust as follows:

FOR ALL PROSPECTUSES EXCEPT VENTURE STRATEGY:

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e. subadviser) in bold above the name of the
                      Portfolio and we list the Portfolios
                          alphabetically by subadviser.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
                 (see Appendix D: "Optional Guaranteed Minimum
                             Withdrawal Benefits").

FOR VENTURE STRATEGY:

                               JOHN HANCOCK TRUST

   John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e.
       subadviser) in bold above the name of the Portfolio and we list the
                    Portfolios alphabetically by subadviser.

FOR ALL PROSPECTUSES:

DIMENSIONAL FUND ADVISORS LP

International Small Company Trust   Seeks long-term capital appreciation. Under
                                    normal market conditions, the Portfolio
                                    invests at least 80% of its net assets (plus
                                    any borrowings for investment purposes) in
                                    securities of small cap companies in the
                                    particular markets in which the Portfolio
                                    invests. The Portfolio will primarily invest
                                    its assets in equity securities of non-U.S.
                                    small companies of developed markets, but
                                    may also hold equity securities of companies
                                    located in emerging markets.

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC*,
   PERIMETER CAPITAL MANAGEMENT* &
   MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED*

Smaller Company Growth Trust        Seeks long-term capital appreciation. Under
                                    normal circumstances, the Portfolio invests
                                    at least 80% of its assets in small cap
                                    equity securities. The Portfolio employs a
                                    multi-manager approach with three
                                    subadvisers, each of which employs its own
                                    investment approach and independently
                                    manages its portion of the Portfolio. JHIMS
                                    LLC, the adviser, may change the allocation
                                    of Portfolio assets among the subadvisers at
                                    any time.

* The Smaller Company Growth Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the Portfolio. JHIMS LLC, the adviser, may change the allocation of Portfolio assets among the subadvisers at any time.

PORTFOLIO MERGERS

Effective after the close of business on November 13, 2009, the underlying Portfolios and Series of the EMERGING SMALL COMPANY TRUST, GLOBAL ALLOCATION TRUST, INTERNATIONAL SMALL CAP TRUST, AND MID CAP INTERSECTION TRUST Variable Investment Options listed below (the "Acquired Portfolios") merge into other underlying Portfolios and Series listed below (the "Acquiring Portfolios"):

ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
-----------------------------------------   ---------------------------------------------
Emerging Small Company Trust (Series I)     Smaller Company Growth Trust (Series I)
Emerging Small Company Trust (Series II)    Smaller Company Growth Trust (Series II)
Global Allocation Trust (Series I)          Lifestyle Balanced Trust (Series I)
Global Allocation Trust (Series II)         Lifestyle Balanced Trust (Series II)
International Small Cap Trust (Series I)    International Small Company Trust (Series I)
International Small Cap Trust (Series II)   International Small Company Trust (Series II)
Mid Cap Intersection Trust (Series II)      Mid Cap Index Trust (Series II)

As a result, after November 13, 2009, Variable Investment Options corresponding to the Acquiring Portfolios replace those Investment Options corresponding to the Acquired Portfolios, and you no longer will be able to allocate Contract Value or any Purchase Payments to Investment Options corresponding to the Acquired Portfolios. You should, therefore, disregard any reference in the annuity prospectuses to the Acquired Portfolios except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

Until December 16, 2009, you may transfer amounts out of the Investment Options that invest in the Acquiring Portfolios to any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the "Transfers Among Investment Options" subsection of "V. Description of the Contract - Accumulation Period Provisions" in your annuity prospectus).

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT A PORTFOLIO, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE APPLICABLE PORTFOLIO. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 16, 2009

11/09:   333-70728   033-79112
         333:70730   033-46217
         333-70850   333-83558
         333-71072   333-138846
         333-71074   333-61283
         333-70864

                                    VERSION B
                        (Wealthmark ML3 Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 333-70850, filed on April 30, 2009)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      Supplement dated November 16, 2009 to PROSPECTUSES dated May 1, 2009

This Supplement is intended to supplement prospectuses dated May 1, 2009 for WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchase (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.
--------------------------------------------------------------------------------

                     Changes to Variable Investment Options

PURPOSE OF THIS SUPPLEMENT

This Supplement describes several changes to the Variable Investment Options that now are available as Investment Options to your Contract. We are adding John Hancock Trust's International Small Company Trust as a Variable Investment Option, substituting DWS Core Fixed Income VIP with John Hancock Trust's Investment Quality Bond Trust, and merging three Portfolios into other Portfolios.

ADDITION OF INTERNATIONAL SMALL COMPANY TRUST AS A VARIABLE INVESTMENT OPTION

We revise the information in the list of Variable Investment Options on the first page of the annuity prospectus to include the International Small Company Trust among the Portfolios of the John Hancock Trust.

We revise disclosure in "III. Fee Tables" to include information on the International Small Company Trust as follows:

                                                                   ACQUIRED
                                          DISTRIBUTION            PORTFOLIO  TOTAL ANNUAL     CONTRACTUAL
                              MANAGEMENT   AND SERVICE    OTHER    FEES AND    OPERATING         EXPENSE      NET OPERATING
PORTFOLIO/SERIES                  FEE     (12B-1) FEES  EXPENSES   EXPENSES   EXPENSES(1)   REIMBURSEMENT(2)     EXPENSES
----------------              ----------  ------------  --------  ---------  ------------   ----------------  -------------
INTERNATIONAL SMALL COMPANY#
Series II*                       0.96%        0.25%       0.15%     0.00%        1.36%            0.00%           1.36%

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.

(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

# Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

* For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.

We revise disclosure in "V. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the International Small Company Trust as follows:

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix D: "Optional Guaranteed Minimum
                             Withdrawal Benefits").

DIMENSIONAL FUND ADVISORS LP

International Small Company Trust   Seeks long-term capital appreciation. Under
                                    normal market conditions, the Portfolio
                                    invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest its assets in equity securities of non-U.S.
                                    small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

SUBSTITUTION OF SHARES OF DWS CORE FIXED INCOME VIP WITH INVESTMENT QUALITY BOND TRUST OF THE JOHN HANCOCK TRUST

After the close of business on November 13, 2009, we substituted shares held by the Separate Accounts of the DWS Core Fixed Income VIP ("DWS Core Fixed Income VIP Portfolio") with shares of the Investment Quality Bond Trust ("Investment Quality Bond Portfolio") of the John Hancock Trust.

Accordingly, after November 13, 2009, you no longer will be able to allocate Contract Value or any Purchase Payments to the DWS Core Fixed Income VIP Portfolio. You should, therefore, disregard any reference in the annuity prospectuses to the DWS Core Fixed Income VIP Portfolio except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

PORTFOLIO MERGERS

Effective after the close of business on November 13, 2009, the underlying Portfolios and Series of the GLOBAL ALLOCATION TRUST, INTERNATIONAL SMALL CAP TRUST, AND MID CAP INTERSECTION TRUST Variable Investment Options listed below (the "Acquired Portfolios") merge into other underlying Portfolios and Series listed below (the "Acquiring Portfolios"):

ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
-------------------                         -------------------
Global Allocation Trust (Series II)         Lifestyle Balanced Trust (Series II)
International Small Cap Trust (Series II)   International Small Company Trust (Series II)
Mid Cap Intersection Trust (Series II)      Mid Cap Index Trust (Series II)

As a result, after November 13, 2009, Variable Investment Options corresponding to the Acquiring Portfolios replace those Investment Options corresponding to the Acquired Portfolios, and you no longer will be able to allocate Contract Value or any Purchase Payments to Investment Options corresponding to the Acquired Portfolios. You should, therefore, disregard any reference in the annuity prospectuses to the Acquired Portfolios except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

Until December 16, 2009, you may transfer amounts out of the Investment Options that invest in the Acquiring Portfolios to any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the "Transfers Among Investment Options" subsection of "V. Description of the Contract - Accumulation Period Provisions" in your annuity prospectus).

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT A PORTFOLIO, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE APPLICABLE PORTFOLIO. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 16, 2009

1109:     333-70728      033-79112
          333-70730      333-83558
          333-70850

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


 (Incorporated by reference to this Registration Statement, File No. 333-70850, filed on April 30, 2009)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                       NEW NAME
------------------   --------------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                          The Manufacturers Life Insurance Company
                                                                    of North America Separate Account A

October 1, 1997      North American Security Life Insurance         The Manufacturers Life Insurance Company
                     Company                                        of North America

November 1, 1997     NAWL Holding Co., Inc.                         Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                    Manulife Wood Logan, Inc

January 1, 2005      The  Manufacturers Life Insurance Company      John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                    Separate Account A

January 1, 2005      The  Manufacturers Life Insurance Company      John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC              John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC          John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A and (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. incorporated by reference to Exhibit 24.(a)(1) to Post-Effective Amendment 19 to this Registration Statement, File No. 333-70850, filed on April 30, 2009.



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). incorporated by reference to
               Exhibit 24.(a)(2) to Post-Effective Amendment 19 to this Registration Statement, File No. 333-70850, filed on April 30, 2009.


     (b)  Exhibits

          (1)  (i)      Form of Resolution of the Board of Directors of North
                        American Security Life Insurance Company (U.S.A.)
                        establishing The Manufacturers Life Insurance Company
                        Separate Account H - Incorporated by reference to
                        Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement filed January 2, 2002 (the
                        "Pre-effective Amendment").

          (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.

          (3)  (i)      Underwriting Agreement dated August 10, 1995--
                        Incorporated by reference to Exhibit (b)(3)(i) to Form
                        N-4, file number 033-76162, filed February 25, 1998.

               (ii) Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (iii) General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

          (4)  (i)      Specimen Flexible Purchase Payment Individual Deferred
                        Combination Fixed and Variable Annuity Contract,
                        Non-Participating - Previously filed as Exhibit (b)(4)
                        (i) to the initial registration statement on Form N-4
                        (file no. 333-59168) filed April 18, 2001.

               (ii) Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (iii) Form of Specimen Income Plus for Life - Joint Life Rider, incorporated by reference to Exhibit 24.
                        (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (iv) Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (v) Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to
                        Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (vi) Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(i)(F) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (vii) Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(i)(G) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (viii) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to
                        Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (ix) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to
                        Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (x) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to
                        Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (xi) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to
                        Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

          (5)  (i)      Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating -
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

               (iii) Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture III (APPVENIII0507), incorporated by reference to Exhibit 24(b)(5)(iii) to Post-Effective Amendment No. 18 to this Registration Statement, File No. 333-70850, filed on June 13, 2008.

          (6)  (i)      Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1, 2007.

          (7)  (i)      Form of Variable Annuity Reinsurance Agreement Contract
                        with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7)
                        (v) to the Pre-Effective Amendment.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the
                             "Post-Effective Amendment No. 1").

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (ix) Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i)(A) CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.

               (B) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.

               (ii)(A) Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to
                        Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (iii)(A) Participation Agreement among John Hancock Life
                        Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

               (B) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

               (C) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

               (D) Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

               (E) Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

               (F) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008

               (G) Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.


          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 24(b)(9) to the Pre-Effective Amendment.



          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment 19 to this Registration Statement, File No. 333-70850, filed on April 30, 2009.


          (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.


          (15) (i) Powers of Attorney John D. DesPrez III, James R. Boyle, Marc Costantini, Steven Finch, Katherine MacMillan, Hugh McHaffie, and Diana Scott) Incorporated by reference to Exhibit (b)(15)(i) to this registration statement on Form N-4, file number 33-71072, filed November 9, 2007.


               (ii) Powers of Attorney (Rex Schlaybaugh, Jr. and Stephen R. McArthur), incorporated by reference to Post-Effective Amendment No. 17 to this Registration Statement, File No. 333-70850, filed on April 28, 2008.


               (iii) Power of Attorney for Scott Hartz incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment 19 to this Registration Statement, File No. 333-70850, filed on April 30, 2009.


Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                       EFFECTIVE AS OF SEPTEMBER 28, 2009



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   ------------------------------------------------------------------------
John D. DesPrez III*                  Chairman & Chief Executive Officer
Hugh McHaffie*                        Director, Executive Vice President, Wealth Management
James R. Boyle*                       Director, President
Steven A. Finch*                      Director, Executive Vice President & General Manager, John Hancock Life
                                      Insurance
Marc Costantini*                      Director, Executive Vice President & General Manager, John  Hancock
                                      Annuities
Scott Hartz*                          Director, Executive Vice President and Chief Investment Officer, US
                                      Investments
Diana Scott*                          Director, Senior Vice President, Human Resources
Rex Schlaybaugh, Jr.*                 Director
Katherine  MacMillan**                Director, Executive Vice President & General Manager, John  Hancock
                                      Retirement Plan Services
Stephen R. McArthur**                 Director, Executive Vice President & General Manager, Reinsurance
Marianne Harrison+                    Executive Vice President & General Manager, Long Term Care Insurance
Ronald J. McHugh*                     Senior Vice President & General Manager, Fixed Products
Craig Raymond*                        Senior Vice President, Chief Risk Officer, & Chief Actuary
Warren Thomson**                      Executive Vice President, US Investments
Jonathan Chiel*                       Executive Vice President & General Counsel

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                           EFFECTIVE AS OF JULY, 2009


NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   ------------------------------------------------------------------------
Lynne Patterson*                      Senior Vice President & Chief Financial Officer
Peter Levitt**                        Senior Vice President & Treasurer
Jeffery J. Whitehead*                 Vice President & Controller
Allan Hackney*                        Senior Vice President & Chief Information Officer
Emanuel Alves*                        Vice President, Counsel & Corporate Secretary
Kris Ramdial**                        Vice President, Treasury
John Brabazon***                      Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins**                       Vice President, Taxation
Mitchell A. Karman*                   Vice President, Chief Compliance Officer & Counsel
Richard Harris***                     Vice President & Appointed Actuary

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117


+    Principal business office is 200 Berkeley Street


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


     As of SEPTEMBER 30, 2009, there were 123,153 qualified contracts and 82,688 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.


     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.


     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter


     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.


          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4.

     (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this sixteenth day of November 2009.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)


By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & Chief Executive Officer


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & Chief Executive Officer

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the sixteenth day of November 2009.


Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & Chief Executive Officer
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President & Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


         *                              Director
-------------------------------------
James R. Boyle


         *                              Director
-------------------------------------
Marc Costantini


         *                              Director
-------------------------------------
Steven A. Finch


         *                              Director
-------------------------------------
Scott Hartz


         *                              Director
-------------------------------------
Katherine MacMillan


         *                              Director
-------------------------------------
Stephen R. McArthur


         *                              Director
-------------------------------------
Hugh McHaffie


         *                              Director
-------------------------------------
Rex Schlaybaugh, Jr.


         *                              Director
-------------------------------------
Diana Scott


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney